Annual Fund Operating Expenses - U.S. Socially Responsible Fund - U.S. Socially Responsible Fund	May 25, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.36%